Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Foreign currency translation adjustments USD ($)	Mar. 31, 2013 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2012 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2011 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2013 Unrealized gains on securities USD ($)	Mar. 31, 2013 Unrealized gains on securities JPY (¥)	Mar. 31, 2012 Unrealized gains on securities JPY (¥)	Mar. 31, 2011 Unrealized gains on securities JPY (¥)	Mar. 31, 2013 Accumulated Pension Liability Adjustment USD ($)	Mar. 31, 2013 Accumulated Pension Liability Adjustment JPY (¥)	Mar. 31, 2012 Accumulated Pension Liability Adjustment JPY (¥)	Mar. 31, 2011 Accumulated Pension Liability Adjustment JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ (12,535)	¥ (1,178,833)	¥ (1,144,721)	¥ (846,835)	$ (13,271)	¥ (1,248,118)	¥ (1,160,389)	¥ (872,776)	$ 3,171	¥ 298,306	¥ 168,227	¥ 194,285	$ (2,435)	¥ (229,021)	¥ (152,559)	¥ (168,344)
Equity transaction with noncontrolling interests and other			(6,503)								751				(7,254)
Other comprehensive income (loss)	8,748	822,710	(34,112)	(297,886)	4,622	434,638		(287,613)	3,918	368,507		(26,058)	208	19,565		15,785
Other comprehensive income (loss)			(27,609)				(87,729)				129,328				(69,208)
Accumulated other comprehensive income (loss), ending balance	$ (3,787)	¥ (356,123)	¥ (1,178,833)	¥ (1,144,721)	$ (8,649)	¥ (813,480)	¥ (1,248,118)	¥ (1,160,389)	$ 7,089	¥ 666,813	¥ 298,306	¥ 168,227	$ (2,227)	¥ (209,456)	¥ (229,021)	¥ (152,559)